ORIX Corporation Shareholders' Equity	6 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
14.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2020 and 2021 are as follo ws:

(1)	Dividend payments

	Six months ended September 30, 2020	Six months ended September 30, 2021
Resolution	The board of directors on May 21, 2020	The board of directors on May 20, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥51,493 million	¥52,438 million
Dividend per share	¥41.00	¥43.00
Date of record for dividend	March 31, 2020	March 31, 2021
Effective date for dividend	June 18, 2020	June 7, 2021
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 21, 2020 include ¥60 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2020. Total dividends paid by resolution of the board of directors on May 20, 2021 include ¥92 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2021.

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2020 and 2021, and for which the effective date was after September 30, 2020 and 2021

	Six months ended September 30, 2020	Six months ended September 30, 2021
Resolution	The board of directors on November 2, 2020	The board of directors on November 4, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥43,670 million	¥46,957 million
Dividend per share	¥35.00	¥39.00
Date of record for dividend	September 30, 2020	September 30, 2021
Effective date for dividend	December 9, 2020	December 9, 2021
Dividend resource	Retained earnings	Retained earnings
Total dividends to be paid by resolution of the board of directors on November 2, 2020 include ¥76 million of dividends to be paid to the Board Incentive Plan Trust for the six months end
e
d September 30, 2020. Total dividends to be paid by resolution of the board of directors on November 4, 2021 include ¥83 million of dividends to be paid to the Board Incentive Plan Trust for the six months ended September 30, 2021.